STOCKHOLDER’S EQUITY (Details Narrative) - USD ($)							4 Months Ended	6 Months Ended
	Dec. 31, 2025	Oct. 28, 2025	Oct. 24, 2025	Jul. 18, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Oct. 29, 2025	Sep. 03, 2025
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized	5,000,000						5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0						0	0	0
Preferred stock, shares outstanding	0						0	0	0
Common stock, shares authorized	550,000,000						550,000,000	550,000,000	550,000,000
Common stock, par value	$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001
Number of value issued									$ 25,000
Number of shares forfeiture	0							0
Common stock, shares outstanding	1,928,100						1,928,100	1,928,100	1,928,100
Odinary shares subject to possible redemption	6,900,000						6,900,000	6,900,000	6,900,000
Shares issued, price per share	$ 9.20						$ 9.20	$ 9.20	$ 9.20
Warrant exercise price	$ 11.50						$ 11.50	$ 11.50	$ 11.50
Redemption trigger prices percentage	18.00%						18.00%	18.00%	18.00%
Kukugan Invest [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	1,000,000				3,200,050	3,200,050	1,000,000		1,000,000	1,000,000	2,000
Common stock, par value	$ 0.01						$ 0.01		$ 0.01	$ 0.1
Common stock, shares outstanding	100				3,200,050	3,200,050	100		100
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of market value	115.00%						115.00%	115.00%	115.00%
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of market value	180.00%						180.00%	180.00%	180.00%
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share	$ 0.01						$ 0.01	$ 0.01	$ 0.01
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued									203,100
Number of value issued					$ 173				$ 173
Warrant exercise price	18.00						$ 18.00	18.00	$ 18.00
Common Stock [Member] | Kukugan Invest [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued							100
Mr Lin [Member] | Kukugan Invest [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		100
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			900,000
Shares issued, price per share	$ 0.033						$ 0.033	$ 0.033	$ 0.033
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				1,725,000		1,725,000
Number of value issued				$ 25,000		$ 25,000
Sponsor [Member] | Management [Member]
Subsidiary, Sale of Stock [Line Items]
Transferred shares				80,000
Sponsor [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares forfeiture		0		225,000		225,000